Document and Entity Information	12 Months Ended
Dec. 31, 2025 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2025
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Entity Registrant Name	PLDT Inc.
Entity Central Index Key	0000078150
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding	216,055,775
Entity Emerging Growth Company	false
Entity Shell Company	false
Entity Voluntary Filers	No
Entity Interactive Data Current	Yes
Entity File Number	1-03006
Entity Incorporation, State or Country Code	R6
Entity Address, Address Line One	Ramon Cojuangco Building
Entity Address, Address Line Two	Makati Avenue
Entity Address, City or Town	Makati City
Entity Address, Country	PH
Entity Address Postal Zip Code	1200
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Registration Statement	false
Document Accounting Standard	International Financial Reporting Standards
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	true
Document Financial Statement Restatement Recovery Analysis [Flag]	false
Auditor Name	SyCip Gorres Velayo & Co
Auditor Location	Makati City, Philippines
Auditor Firm ID	1755
Auditor Opinion

Opinion on Internal Control over Financial Reporting

We have audited PLDT Inc. and subsidiaries’ (collectively referred to as “PLDT Group”) internal control over financial reporting as of December 31, 2025, based on criteria established in Internal Control—Integrated Framework issued by the Committee of Sponsoring Organizations of the Treadway Commission (2013 framework) (the “COSO criteria”). In our opinion, the PLDT Group maintained, in all material respects, effective internal control over financial reporting as of December 31, 2025, based on the COSO criteria.

We also have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States) (PCAOB), the consolidated financial statements of the PLDT Group as of December 31, 2025 and 2024, the related consolidated income statements, comprehensive income, changes in equity and cash flows for each of the three years in the period ended December 31, 2025, and the related notes and our report dated April 27, 2026 expressed an unqualified opinion thereon.

Opinion on the Financial Statements

We have audited the accompanying consolidated statements of financial position of PLDT Inc. and subsidiaries (collectively referred to as “PLDT Group”) as of December 31, 2025 and 2024, the related consolidated income statements, comprehensive income, changes in equity and cash flows for each of the three years in the period ended December 31, 2025, and the related notes (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the PLDT Group at December 31, 2025 and 2024, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2025, in conformity with IFRS Accounting Standards as issued by the International Accounting Standards Board.

We also have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States) (PCAOB), the PLDT Group’s internal control over financial reporting as of December 31, 2025, based on the criteria established in Internal Control-Integrated Framework issued by the Committee of Sponsoring Organizations of the Treadway Commission (2013 framework) and our report dated April 27, 2026 expressed an unqualified opinion thereon.

Ordinary Shares [member]
Document Information [Line Items]
Security Exchange Name	NYSE
No Trading Symbol Flag	true
Title of 12(b) Security	Common Capital Stock, Par Value Five Philippine Pesos Per Share
American Depositary Receipts [member]
Document Information [Line Items]
Security Exchange Name	NYSE
Title of 12(b) Security	American Depositary Shares, evidenced by American Depositary Receipts, each representing one share of Common Capital Stock
Trading Symbol	PHI
Business Contact [member]
Document Information [Line Items]
Entity Address, Address Line One	Ramon Cojuangco Bldg
Entity Address, Address Line Two	Makati Avenue
Entity Address, City or Town	Makati City
Entity Address, Country	PH
Entity Address Postal Zip Code	1200
Contact Personnel Name	Atty. Marilyn A. Victorio-Aquino
City Area Code	632
Local Phone Number	82500254
Contact Personnel Email Address	mvaquino@pldt.com.ph